Debt - Summarized Debt (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Senior Secured Revolving Credit Facility		$ 20.0
Senior Secured Term Loan Facility		288.0
Senior Notes	$ 400.0	400.0
Capital lease obligations	0.1	0.2
Unamortized original issue discount		(0.3)
Total	477.1	707.9
Less: Current maturities		23.1
Long-term debt	477.1	684.8
Total	477.1	$ 707.9
ABL Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility	$ 77.0